Shareholders' Equity (Details) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2025	Mar. 31, 2025
Equity [Abstract]
Shares held in EBT (in shares)	0	0
Market value of shares held in EBT	$ 1.9	$ 0.2